Leases - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 14, 2023
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid [Abstract]
2025		$ 5,611,005
2026		3,277,749
2027		2,484,428
2028		1,373,566
2029		1,266,921
Thereafter		3,571,652
Total undiscounted operating lease payments		17,585,321
Less: imputed interest		2,176,807
Present value of lease liabilities	$ 12,993,452	$ 15,408,514	$ 13,068,572	$ 177,391